Schedule of Investments (unaudited) January 31, 2022	BlackRock Defensive Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.3%
Aurizon Holdings Ltd.	33,015	$82,599
Harvey Norman Holdings Ltd.	656	2,286
JB Hi-Fi Ltd.	3,478	113,798
Medibank Pvt Ltd.	66,632	146,009
Sonic Healthcare Ltd.	17	458

		345,150

Austria(a) — 0.2%
BAWAG Group AG(b)	147	8,822
Telekom Austria AG	1,898	16,419

		25,241

Belgium — 1.6%
Etablissements Franz Colruyt NV	110	4,468
Groupe Bruxelles Lambert SA	965	103,548
Telenet Group Holding NV	1,537	59,003

		167,019

China — 1.5%
BOC Hong Kong Holdings Ltd.	41,500	160,245

Denmark — 4.8%
Carlsberg A/S, Class B	411	66,554
Coloplast A/S, Class B	946	137,569
Novo Nordisk A/S, Class B	1,657	164,819
Novozymes A/S, B Shares	2,064	141,688

		510,630

Finland — 2.9%
Elisa OYJ	1,307	76,776
Kesko OYJ, B Shares	2,463	77,789
Kone OYJ, Class B	2,348	152,066

		306,631

France — 4.6%
Air Liquide SA	571	97,675
Hermes International	27	40,538
Kering SA	9	6,721
Legrand SA	1,430	145,536
L’Oreal SA	343	146,511
Orange SA	4,194	49,269
Rubis SCA	62	2,007

		488,257

Germany — 6.3%
Allianz SE, Registered Shares	48	12,324
Deutsche Boerse AG	501	89,054
Deutsche Post AG, Registered Shares	1,076	64,754
DWS Group GmbH & Co. KGaA(b)	196	7,890
Evonik Industries AG	4,894	159,660
Freenet AG	613	16,696
Gerresheimer AG	247	22,166
SAP SE	1,189	149,173
Symrise AG	1,021	122,009
Telefonica Deutschland Holding AG	9,102	26,130

		669,856

Hong Kong — 6.7%
CK Infrastructure Holdings Ltd.	6,500	40,055
CLP Holdings Ltd.	14,000	140,105
HK Electric Investments & HK Electric Investments Ltd., Class SS	35,500	35,331
HKT Trust & HKT Ltd., Class SS	44,000	60,042
Hong Kong & China Gas Co. Ltd.	11,950	18,418

Security	Shares	Value

Hong Kong (continued)
Hutchison Telecommunications Hong Kong Holdings Ltd.	40,000	$6,533
Jardine Matheson Holdings Ltd.	1,000	59,063
Kerry Properties Ltd.	20,500	57,910
Link REIT	8,300	71,260
MTR Corp. Ltd.	26,500	143,440
PCCW Ltd.	13,000	6,846
Power Assets Holdings Ltd.	8,000	49,157
SITC International Holdings Co. Ltd.	1,000	3,811
Swire Properties Ltd.	5,200	13,862

		705,833

Israel — 3.7%
Bank Hapoalim BM	15,641	162,318
Bank Leumi Le-Israel BM	1,710	18,340
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	682	1,174
Harel Insurance Investments & Financial Services Ltd.	187	2,173
Israel Discount Bank Ltd., Class A	6,245	41,878
Mizrahi Tefahot Bank Ltd.	982	37,961
Nice Ltd.(a)	463	118,518
Strauss Group Ltd.	330	10,948

		393,310

Italy — 1.9%
Italgas SpA	24,191	160,493
Snam SpA	7,096	39,764
UnipolSai Assicurazioni SpA	1,615	4,715

		204,972

Japan — 27.2%
Air Water, Inc.	300	4,573
Amada Co. Ltd.	7,700	74,548
Bridgestone Corp.	1,900	83,203
Calbee, Inc.	6,100	140,408
Canon Marketing Japan, Inc.	1,000	20,424
Chugoku Electric Power Co., Inc.	3,300	25,937
Fuji Oil Holdings, Inc.	800	16,187
FUJIFILM Holdings Corp.	2,300	154,183
ITOCHU Corp.	3,000	96,379
Japan Post Bank Co. Ltd.	1,700	16,724
Japan Tobacco, Inc.	7,700	153,730
Kamigumi Co. Ltd.	2,900	56,038
Kaneka Corp.	200	6,515
Kao Corp.	2,100	104,940
KDDI Corp.	4,900	156,549
Kyocera Corp.	1,100	67,838
Lawson, Inc.	500	21,915
Lion Corp.	700	9,146
NEC Corp.	600	23,408
Nichirei Corp.	800	18,409
Nihon Kohden Corp.	100	2,652
Nippon Telegraph & Telephone Corp.	5,200	148,812
Nissin Foods Holdings Co. Ltd.	700	49,653
Nitori Holdings Co. Ltd.	200	28,653
Nitto Denko Corp.	200	15,572
Obic Co. Ltd.	200	33,044
Olympus Corp.	2,600	58,180
Otsuka Holdings Co. Ltd.	1,600	54,588
Santen Pharmaceutical Co. Ltd.	400	4,542
Secom Co. Ltd.	2,100	147,869
Sekisui House Ltd.	100	2,026
Shin-Etsu Chemical Co. Ltd.	300	50,193
Softbank Corp.	9,800	122,851
Sumitomo Corp.	1,400	21,638

1

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Defensive Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	4,400	$158,492
Sundrug Co. Ltd.	2,300	57,918
Suntory Beverage & Food Ltd.	4,300	165,114
Taiheiyo Cement Corp.	300	5,969
Takeda Pharmaceutical Co. Ltd.	3,100	89,848
Teijin Ltd.	900	11,346
Terumo Corp.	2,900	105,861
Tohoku Electric Power Co., Inc.	600	4,226
Tokio Marine Holdings, Inc.	700	41,772
Tokyo Electron Ltd.	100	48,913
Toyo Suisan Kaisha Ltd.	200	8,195
Trend Micro, Inc.(a)	1,000	53,053
Unicharm Corp.	1,600	61,830
Yamazaki Baking Co. Ltd.	5,800	82,927

		2,886,791

Luxembourg — 0.4%
RTL Group SA(a)	680	38,492

Netherlands — 4.8%
ASR Nederland NV	357	16,599
Koninklijke Ahold Delhaize NV	4,728	153,303
Koninklijke KPN NV	50,096	165,242
Koninklijke Vopak NV	306	10,499
Wolters Kluwer NV	1,626	165,492

		511,135

New Zealand — 1.3%
Fisher & Paykel Healthcare Corp. Ltd.	4,874	89,675
Mainfreight Ltd.	78	4,304
Spark New Zealand Ltd.	14,527	41,520

		135,499

Portugal — 1.1%
Jeronimo Martins SGPS SA	4,597	110,471

Singapore — 4.2%
DBS Group Holdings Ltd.	400	10,507
Jardine Cycle & Carriage Ltd.	5,900	88,697
Oversea-Chinese Banking Corp. Ltd.	7,500	69,812
Singapore Technologies Engineering Ltd.	10,100	28,072
Singapore Telecommunications Ltd.	87,200	158,113
United Overseas Bank Ltd.	3,900	87,160

		442,361

Spain — 0.0%
Industria de Diseno Textil SA	49	1,486

Sweden — 1.2%
Swedish Match AB	5,624	43,514
Tele2 AB, B Shares	5,893	85,744

		129,258

Switzerland — 12.3%
Baloise Holding AG, Registered Shares	606	106,157
Banque Cantonale Vaudoise, Registered Shares	75	6,201
Barry Callebaut AG, Registered Shares	2	4,591
Chocoladefabriken Lindt & Spruengli AG	4	46,421
Givaudan SA, Registered Shares	36	149,145

Security	Shares	Value

Switzerland (continued)
Lonza Group AG, Registered Shares(a)	55	$37,919
Nestle SA, Registered Shares	1,225	158,194
Novartis AG, Registered Shares	1,832	159,182
Roche Holding AG	782	311,958
Sika AG, Registered Shares	363	127,004
Swiss Re AG	1,234	134,454
Tecan Group AG, Registered Shares	88	42,787
Zurich Insurance Group AG	39	18,654

		1,302,667

United Kingdom — 7.6%
AstraZeneca PLC	1,333	155,065
Diageo PLC	122	6,156
GlaxoSmithKline PLC	537	11,984
Greggs PLC	306	11,098
J Sainsbury PLC	38,551	151,488
Kingfisher PLC	24,858	111,472
National Grid PLC	10,989	160,801
RELX PLC	934	28,730
Segro PLC	218	3,843
Unilever PLC	3,217	164,356

		804,993

Total Common Stocks — 97.6% (Cost: $10,149,452)		10,340,297

Preferred Securities

Preferred Stocks — 0.4%

Germany — 0.4%
Sartorius AG, Preference Shares	82	44,270

Total Preferred Securities — 0.4% (Cost: $53,437)		44,270

Total Long-Term Investments — 98.0% (Cost: $10,202,889)		10,384,567

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	212,248	212,248

Total Short-Term Securities — 2.0% (Cost: $212,248)		212,248

Total Investments — 100.0% (Cost: $10,415,137)		10,596,815
Other Assets Less Liabilities — 0.0%		3,393

Net Assets — 100.0%		$10,600,208

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Defensive Advantage International Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$294,891	$—	$(82,643	)(a)	$—	$—	$212,248	212,248	$9	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	1	03/18/22	$112	$(1,846)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$345,150	$—	$345,150
Austria	16,419	8,822	—	25,241
Belgium	—	167,019	—	167,019
China	—	160,245	—	160,245
Denmark	—	510,630	—	510,630
Finland	—	306,631	—	306,631
France	—	488,257	—	488,257

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Defensive Advantage International Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Germany	$—	$669,856	$—	$669,856
Hong Kong	35,331	670,502	—	705,833
Israel	—	393,310	—	393,310
Italy	—	204,972	—	204,972
Japan	—	2,886,791	—	2,886,791
Luxembourg	—	38,492	—	38,492
Netherlands	—	511,135	—	511,135
New Zealand	—	135,499	—	135,499
Portugal	—	110,471	—	110,471
Singapore	—	442,361	—	442,361
Spain	—	1,486	—	1,486
Sweden	—	129,258	—	129,258
Switzerland	—	1,302,667	—	1,302,667
United Kingdom	—	804,993	—	804,993
Preferred Securities
Preferred Stocks	—	44,270	—	44,270
Short-Term Securities
Money Market Funds	212,248	—	—	212,248

	$263,998	$10,332,817	$—	$10,596,815

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,846)	$—	$—	$(1,846)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

S C H E D U L E O F I N V E S T M E N T S	4